Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)	$ 250,000	$ 250,000
Money market fund (in Dollars)	$ 300	300,000,000
Offering costs allocated to derivative warrant liabilities (in Dollars)		$ 877,647
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Public warrants	15,000,000	15,000,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Public warrants	9,500,000	9,500,000
Class A ordinary shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subject to possible redemption	25,913,683	22,726,721
Aggregate ordinary shares of subject to forfeiture	25,913,683	22,726,721	0
Diluted loss per share	24,500,000	24,500,000